Acquisition (Details) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2009 CAD	Dec. 31, 2009 Elgin, Joliet and Eastern Railway Company (EJ and E) [Member] CAD	Jan. 31, 2009 Elgin, Joliet and Eastern Railway Company (EJ and E) [Member] USD ($)	Jan. 31, 2009 Elgin, Joliet and Eastern Railway Company (EJ and E) [Member] CAD
Acquisition [Line Items]
Accounting method used to account for this acquisition				The Company accounted for the acquisition using the acquisition method of accounting pursuant to FASB ASC 805, “Business Combinations,” which the Company adopted on January 1, 2009.
Approximate costs incurred in 2009 to acquire EJ and E			49	49
2009 revenues of EJ And E included in the Company's Consolidated Statement of Income				74
2009 net income of EJ and E included in the Company's Consolidated Statement of Income				12
Length of short-line railway of EJ and E (in miles)					198	198
Consideration
Cash	0	0	373		300	373
Fair value of total consideration transferred					300
Recognized amounts of identifiable assets acquired and liabilities assumed [Abstract]
Current assets					4
Properties					310
Current liabilities					(4)
Other noncurrent liabilities					(10)
Total identifiable net assets					$ 300